Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties Abstract [Abstract]
Disclosure Of Related Party Explanatory

43. Related Party Transactions

According to IAS No.24, the Group includes investments in associates, key management (including family members), and post-employment benefit plans of the Group and its related party companies in the scope of related parties. The Group discloses balances (receivables and payables) and other amounts arising from transactions with related parties in the notes to the consolidated financial statements. Refer to Note 13 for details of investments in associates and joint ventures.

43.1 Profit or loss arising from transactions with related parties for the years ended December 31, 2018, 2019 and 2020, are as follows:

		2018		2019		2020
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Company	Fee and commission income	￦	6,691	￦	6,743	￦	6,817
Korea Credit Bureau Co., Ltd.	Interest expense		127		21		7
	Fee and commission income		1,194		1,056		957
	Insurance income		—		3		5
	Fee and commission expense		1,909		2,541		3,280
	Other operating expense		4		—		1
KB GwS Private Securities Investment Trust	Fee and commission income		851		851		853
Incheon Bridge Co., Ltd.	Interest income		9,426		8,612		4,345
	Interest expense		296		483		334
	Fee and commission income		9		—		23
	Fee and commission expense		2		7		6
	Insurance income		365		284		279
	Gains on financial instruments at fair value through profit or loss		2,655		4,975		899
	Reversal of credit losses		6		5		—
	Provision for credit losses		1		1		472
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2	Fee and commission income		210		178		12
Aju Good Technology Venture Fund	Interest expense		30		22		18
KB Star Office Private Real Estate Investment Trust No.1	Interest income		370		370		371
	Interest expense		93		208		61
	Fee and commission income		435		435		436
RAND Bio Science Co., Ltd.	Interest expense		3		5		11
	Other non-operating expense		—		843		—
SY Auto Capital Co., Ltd.	Interest income		1,279		1,016		1,097
	Interest expense		—		1		2
	Fee and commission income		73		34		39
	Fee and commission expense		840		389		132
	Insurance income		33		32		40
	Other operating income		621		689		1,709
	Other operating expense		415		288		121
	Reversal of credit losses		—		13		17
	Provision for credit losses		14		—		—
Food Factory Co., Ltd.	Interest income		9		41		52
	Interest expense		—		—		12
	Insurance income		5		4		5
	Fee and commission expense		1		12		4
	Gains on financial instruments at fair value through profit or loss		30		60		72
	Reversal of credit losses		1		—		—
	Provision for credit losses		1		1		8
KB Pre IPO Secondary Venture Fund No.1	Interest expense		27		7		3
	Fee and commission income		110		110		110
Built On Co., Ltd.*	Interest income		4		1		—
	Insurance income		2		1		—
	Losses on financial instruments at fair value through profit or loss		1		—		—
KB Private Equity Fund No.3	Fee and commission income		521		480		463
Wise Asset Management Co., Ltd.	Interest expense		9		2		—
Acts Co., Ltd.	Interest income		—		1		1
	Insurance income		2		1		—
	Gains on financial instruments at fair value through profit or loss		—		30		—
	Losses on financial instruments at fair value through profit or loss		1,851		—		—
	Other non-operating expense		1,246		—		—
Dongjo Co., Ltd.	Insurance income		2		2		1
	Reversal of credit losses		31		—		—
APRO Co., Ltd.*	Interest income		—		19		7
	Interest expense		1		4		1
	Fee and commission expense		—		17		—
	Insurance income		5		4		1
	Provision for credit losses		—		—		1
POSCO-KB Shipbuilding Fund	Fee and commission income		490		490		387
	Interest expense		81		—		—
Dae-A Leisure Co., Ltd.	Interest expense		9		8		7
Paycoms Co., Ltd.	Interest income		10		10		10
	Insurance income		1		1		—
	Gains on financial instruments at fair value through profit or loss		125		125		69
Big Dipper Co., Ltd.	Fee and commission expense		—		—		768
	Reversal of credit losses		2		—		—
KB-KDBC Pre-IPO New Technology Business Investment Fund	Interest expense		39		58		23
	Fee and commission income		322		449		300
KB-TS Technology Venture Private Equity Fund	Fee and commission income		305		730		126
KB-SJ Tourism Venture Fund	Fee and commission income		314		422		338
JLK Inspection Co., Ltd.*	Interest income		6		—		—
	Interest expense		—		1		—
TESTIAN Inc.*	Interest income		4		3		—
	Gains on financial instruments at fair value through profit or loss		83		—		—
Rainist Co., Ltd.	Gains on financial instruments at fair value through profit or loss		—		—		1,636
	Fee and commission income		—		39		36
	Fee and commission expense		—		—		5
	Interest expense		2		—		—
Iwon Alloy Co., Ltd.	Insurance income		1		2		1
Bioprotect Ltd.	Losses on financial instruments at fair value through profit or loss		—		—		216
RMGP Bio-Pharma Investment Fund, L.P.	Fee and commission income		—		—		27
	Other non-operating income		10		33		—
	Gains on financial instruments at fair value through profit or loss		—		947		—
	Losses on financial instruments at fair value through profit or loss		—		2,120		489
RMGP Bio-Pharma Investment, L.P.	Losses on financial instruments at fair value through profit or loss		—		—		1
KB-MDI Centauri Fund LP	Fee and commission income		—		—		308
	Losses on financial instruments at fair value through profit or loss		—		—		322
S&E BIO	Interest expense		—		—		1
Contents First	Interest expense		—		—		14
December & Company Inc.	Interest expense		—		—		1
GENINUS Inc.	Interest expense		—		—		70
Hasys.	Gains on financial instruments at fair value through profit or loss		—		136		—
	Losses on financial instruments at fair value through profit or loss		136		—		—
	Insurance income		4		50		63
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Interest expense		21		89		40
	Fee and commission income		108		735		734
Spark Biopharma Inc.*	Interest expense		25		59		—
SKYDIGITAL INC.	Fee and commission income		—		—		4
KB No.8 Special Purpose Acquisition Company*	Interest expense		17		—		—
	Losses on financial instruments at fair value through profit or loss		2,330		—		—
KB No.9 Special Purpose Acquisition Company*	Interest expense		43		(23)		—
	Gains on financial instruments at fair value through profit or loss		48		—		—
	Losses on financial instruments at fair value through profit or loss		2,256		—		—
KB No.10 Special Purpose Acquisition Company*	Interest expense		30		18		—
	Gains on financial instruments at fair value through profit or loss		121		3,066		—
KB No.11 Special Purpose Acquisition Company*	Interest expense		12		9		—
	Gains on financial instruments at fair value through profit or loss		56		118		—
KB No.17 Special Purpose Acquisition Company	Fee and commission income		—		175		—
	Gains on financial instruments at fair value through profit or loss		—		1,384		4
	Interest expense		—		28		25
KB No.18 Special Purpose Acquisition Company	Fee and commission income		—		263		—
	Gains on financial instruments at fair value through profit or loss		—		1,898		84
	Interest expense		—		28		31
KB No.19 Special Purpose Acquisition Company	Fee and commission income		—		150		—
	Gains on financial instruments at fair value through profit or loss		—		1,044		11
	Interest expense		—		8		13
KB No.20 Special Purpose Acquisition Company	Fee and commission income		—		—		210
	Gains on financial instruments at fair value through profit or loss		—		—		1,568
	Interest expense		—		3		25
KB SPROTT Renewable Private Equity Fund No.1	Fee and commission income		—		490		488
KB-Stonebridge Secondary Private Equity Fund	Fee and commission income		—		1,444		1,442
COSES GT	Losses on financial instruments at fair value through profit or loss		—		5		—
	Interest income		—		—		6
	Provision for credit losses		—		—		4
WJ Private Equity Fund No.1	Fee and commission income		—		—		5
UPRISE, Inc.	Interest income		—		—		2
	Provision for credit losses		—		—		1
CWhy Inc.	Losses on financial instruments at fair value through profit or loss		—		—		2,000
	Insurance income		—		3		—
Stratio, Inc.	Interest expense		—		1		—
NEXELON Inc.*	Interest expense		—		2		—
CellinCells Co., Ltd.	Interest expense		—		19		4
Bomapp Inc.	Fee and commission expense		—		—		9
	Interest expense		—		1		—
	Insurance income		—		1		8
KB Social Impact Investment Fund	Fee and commission income		—		121		300
KB-UTC Inno-Tech Venture Fund	Fee and commission income		—		—		371
KBSP Private Equity Fund No.4	Fee and commission income		—		—		480
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Fee and commission income		—		—		237
JR GLOBAL REIT	Fee and commission income		—		—		6,210
IGIS No.371 Professional Investors’ Real Estate Investment Company*	Fee and commission income		—		—		200
Koreit Tower Real Estate Investment Trust Company*	Fee and commission income		—		—		2,852
2020 KB Fintech Renaissance Fund	Fee and commission income		—		—		60
KB Material and Parts No.1 PEF	Fee and commission income		—		—		63
FineKB Private Equity Fund No.1	Fee and commission income		—		—		38
Bluepointpartners Inc.	Losses on financial instruments at fair value through profit or loss		—		—		68
KB-Solidus Global Healthcare Fund	Fee and commission income		—		81		777
Fabric Time Co., Ltd.	Fee and commission income		—		—		9
	Interest expense		—		—		47
BNF Corporation Ltd.*	Interest income		—		7		401
	Fee and commission income		—		—		2
	Gains on financial instruments at fair value through profit or loss		—		158		—
	Provision for credit losses		—		1		8
KB Cape No.1 Private Equity Fund	Fee and commission income		—		97		144
ALS Co., Ltd.*	Interest income		—		194		—
Keystone-Hyundai Securities No.1 Private Equity Fund	Fee and commission income		116		90		115
MJT&I Corp.	Insurance income		—		1		—
Doosung Metal Co., Ltd.*	Insurance income		1		—		—
Hyundai-Tongyang Agrifood Private Equity Fund*	Fee and commission income		151		—		—
Bungaejangter. Inc.*	Interest income		60		—		—
Inno Lending Co., Ltd.*	Fee and commission income		1		—		—
KoFC KBIC Frontier Champ 2010-5(PEF)*	Fee and commission income		197		—		—
Other
Retirement pension	Fee and commission income		876		939		1,077
	Interest expense		3		4		3

*	Excluded from the Group’s related party as of December 31, 2020.

Meanwhile, the Group purchased installment financial assets, etc. from SY Auto Capital Co., Ltd. amounting to ￦ 1,393,346 million and ￦ 1,504,217 million for the years ended December 31, 2019 and 2020, respectively.

43.2 Details of receivables and payables, and related allowances for credit losses arising from transactions with related parties as of December 31, 2019 and 2020, are as follows:

		December 31, 2019		December 31, 2020
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Company	Other assets	￦	1,718	￦	1,733
Korea Credit Bureau Co., Ltd.	Loans measured at amortized cost (gross amount)		43		36
	Deposits		17,966		19,982
	Provisions		1		—
	Insurance liabilities		2		1
	Other liabilities		—		623
KB GwS Private Securities Investment Trust	Other assets		641		641
Incheon Bridge Co., Ltd.	Financial assets at fair value through profit or loss		37,857		38,756
	Loans measured at amortized cost (gross amount)		147,707		133,002
	Allowances for credit losses		12		202
	Other assets		520		545
	Deposits		45,447		39,520
	Provisions		10		292
	Insurance liabilities		108		109
	Other liabilities		346		205
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2	Other assets		89		—
Jungdo Co., Ltd.	Deposits		4		4
Dongjo Co., Ltd.	Insurance liabilities		1		1
Dae-A Leisure Co., Ltd.	Deposits		753		636
	Other liabilities		14		21
Aju Good Technology Venture Fund	Deposits		5,456		3,093
	Other liabilities		2		1
KB Star Office Private Real Estate Investment Trust No.1	Loans measured at amortized cost (gross amount)		10,000		10,000
	Allowances for credit losses		4		5
	Other assets		136		137
	Deposits		8,293		4,255
	Other liabilities		66		24
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Deposits		13,118		8,097
	Other liabilities		4		1
WJ Private Equity Fund No.1	Other assets		—		2
	Deposits		—		349
KB IGen Private Equity Fund No.1*	Deposits		147		—
KB Cape No.1 Private Equity Fund	Financial assets at fair value through profit or loss		2,000		2,000
	Other assets		—		144
RAND Bio Science Co., Ltd.	Deposits		4,452		693
	Loans measured at amortized cost (gross amount)		1		1
SY Auto Capital Co., Ltd.	Loans measured at amortized cost (gross amount)		41,990		40,060
	Allowances for credit losses		4		57
	Other assets		63		65
	Deposits		8		6
	Provisions		13		—
	Insurance liabilities		13		13
	Other liabilities		70		76
Food Factory Co., Ltd.	Financial assets at fair value through profit or loss		590		662
	Loans measured at amortized cost (gross amount)		1,992		3,210
	Allowances for credit losses		2		8
	Other assets		1		3
	Deposits		1,073		1,555
	Provisions		—		2
	Insurance liabilities		4		5
	Other liabilities		1		9
KB Pre IPO Secondary Venture Fund No.1	Deposits		2,955		629
	Other liabilities		1		—
Wise Asset Management Co., Ltd.	Deposits		21		—
Acts Co., Ltd.	Deposits		1		18
	Insurance liabilities		—		1
	Other liabilities		100		100
POSCO-KB Shipbuilding Fund	Other assets		—		264
Paycoms Co., Ltd.	Other assets		1		1
	Financial assets at fair value through profit or loss		1,157		1,226
	Deposits		1		1
Big Dipper Co., Ltd.	Loans measured at amortized cost (gross amount)		11		4
	Deposits		6		1
KB-KDBC Pre-IPO New Technology Business Investment Fund	Deposits		7,054		923
	Other liabilities		4		—
APRO Co., Ltd.*	Loans measured at amortized cost (gross amount)		2,019		—
	Insurance liabilities		2		—
	Deposits		3,201		—
	Other liabilities		1		—
Iwon Alloy Co., Ltd.	Insurance liabilities		1		—
Computerlife Co., Ltd.	Deposits		1		—
RMGP Bio-Pharma Investment Fund, L.P.	Financial assets at fair value through profit or loss		3,419		4,250
	Other liabilities		2		71
RMGP Bio-Pharma Investment, L.P.	Financial assets at fair value through profit or loss		8		9
Hasys.	Financial assets at fair value through profit or loss		6,000		6,000
	Deposits		—		1
	Insurance liabilities		37		39
SKYDIGITAL INC.	Deposits		25		15
Rainist Co., Ltd.	Financial assets at fair value through profit or loss		7,504		9,141
UPRISE, Inc.	Financial assets at fair value through profit or loss		250		250
	Loans measured at amortized cost (gross amount)		—		500
	Allowances for credit losses		—		1
	Deposits		—		11
Stratio, Inc.	Financial assets at fair value through profit or loss		1,000		1,000
	Deposits		726		13
Honest Fund, Inc.	Financial assets at fair value through profit or loss		3,999		3,999
CellinCells Co., Ltd.	Financial assets at fair value through profit or loss		2,000		2,000
	Loans measured at amortized cost (gross amount)		4		24
	Deposits		1,545		260
	Other liabilities		1		—
Jo Yang Industrial Co., Ltd.	Deposits		2		2
KB No.17 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		2,683		2,687
	Deposits		1,742		1,711
	Other liabilities		27		23
KB No.18 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		3,786		3,873
	Deposits		2,140		2,101
	Other liabilities		28		19
KB No.19 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		2,043		2,055
	Deposits		1,093		1,053
	Other liabilities		7		3
KB No.20 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		1,499		3,067
	Deposits		1,984		1,716
	Other liabilities		3		1
COSES GT	Financial assets at fair value through profit or loss		2,930		4,930
	Loans measured at amortized cost (gross amount)		—		500
	Allowances for credit losses		—		4
	Other assets		—		1
	Deposits		—		292
	Insurance liabilities		—		1
CWhy Inc.	Financial assets at fair value through profit or loss		2,000		—
Bomapp Inc.	Financial assets at fair value through profit or loss		1,999		1,999
	Insurance liabilities		2		2
Channel Corporation	Financial assets at fair value through profit or loss		2,000		4,551
MitoImmune Therapeutics	Financial assets at fair value through profit or loss		5,000		5,000
KB-Solidus Global Healthcare Fund	Other assets		—		707
Bioprotect Ltd.	Financial assets at fair value through profit or loss		—		3,264
GOMI CORPORATION	Financial assets at fair value through profit or loss		—		500
	Loans measured at amortized cost (gross amount)		—		9
	Deposits		—		37
Copin Communications, Inc.	Financial assets at fair value through profit or loss		—		1,500
Go2joy Co., Ltd.	Financial assets at fair value through profit or loss		—		1,200
ClavisTherapeutics, Inc.	Financial assets at fair value through profit or loss		—		2,000
S&E BIO	Financial assets at fair value through profit or loss		—		2,000
	Deposits		—		1,142
Bluepointpartners Inc.	Financial assets at fair value through profit or loss		—		1,432
4N Inc.	Financial assets at fair value through profit or loss		—		200
	Deposits		—		76
Xenohelix Co., Ltd.	Financial assets at fair value through profit or loss		—		2,100
Contents First	Financial assets at fair value through profit or loss		—		6,146
	Deposits		—		1,823
	Other liabilities		—		7
KB-MDI Centauri Fund LP	Financial assets at fair value through profit or loss		—		4,280
	Other assets		—		308
OKXE Inc.	Financial assets at fair value through profit or loss		—		800
GENINUS Inc.	Financial assets at fair value through profit or loss		—		5,599
	Deposits		—		13,630
	Other liabilities		—		15
FineKB Private Equity Fund No.1	Other assets		—		38
NEOMIO CORP.	Deposits		—		535
December & Company Inc.	Deposits		—		1
KB Social Impact Investment Fund	Other assets		73		—
Fabric Time Co., Ltd.	Financial assets at fair value through profit or loss		1,845		3,345
	Loans measured at amortized cost (gross amount)		—		59
	Provisions		—		1
	Deposits		395		3,947
	Other liabilities		2		40
BNF Corporation Ltd.*	Financial assets at fair value through profit or loss		2,259		—
	Loans measured at amortized cost (gross amount)		1,400		—
	Other assets		2		—
	Deposits		947		—
	Other liabilities		6		—
Key management	Loans measured at amortized cost (gross amount)		3,538		5,153
	Allowances for credit losses		1		2
	Other assets		3		5
	Deposits		15,339		17,167
	Insurance liabilities		1,984		2,501
	Other liabilities		289		371
Other
Retirement pension	Other assets		366		295
	Other liabilities		17,620		10,600

*	Excluded from the Group’s related party as of December 31, 2020, therefore, the remaining outstanding balances with those entities are not disclosed.

43.3 Significant lending transactions with related parties for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	22	￦	43	￦	(22)	￦	43
Incheon Bridge Co., Ltd.		191,088		4,982		(10,506)		185,564
KB Star Office Private Real Estate Investment Trust No.1		10,000		—		—		10,000
KB Cape No.1 Private Equity Fund		—		2,000		—		2,000
RAND Bio Science Co., Ltd.		1		1		(1)		1
SY Auto Capital Co., Ltd.		48,356		28,088		(34,454)		41,990
Food Factory Co., Ltd.		730		1,872		(20)		2,582
Built On Co., Ltd.*		401		—		(401)		—
Acts Co., Ltd.		—		68		(68)		—
Paycoms Co., Ltd.		1,032		125		—		1,157
Big Dipper Co., Ltd.		5		11		(5)		11
APRO Co., Ltd.*		—		2,019		—		2,019
JLK Inspection Co., Ltd.*		7,300		(7,300)		—		—
TESTIAN Inc.*		615		24		(639)		—
RMGP Bio-Pharma Investment Fund, L.P.		3,051		368		—		3,419
RMGP Bio-Pharma Investment, L.P.		4		4		—		8
Hasys.		5,864		136		—		6,000
Rainist Co., Ltd.		2,504		5,000		—		7,504
Spark Biopharma Inc.*		6,500		(6,500)		—		—
UPRISE, Inc.		250		—		—		250
Stratio, Inc.		1,000		—		—		1,000
Honest Fund, Inc.		—		3,999		—		3,999
CellinCells Co., Ltd.		—		2,004		—		2,004
KB No.9 Special Purpose Acquisition Company*		2,481		—		(2,481)		—
KB No.10 Special Purpose Acquisition Company*		2,025		—		(2,025)		—
KB No.11 Special Purpose Acquisition Company*		737		—		(737)		—
KB No.17 Special Purpose Acquisition Company		—		2,683		—		2,683
KB No.18 Special Purpose Acquisition Company		—		3,786		—		3,786
KB No.19 Special Purpose Acquisition Company		—		2,043		—		2,043
KB No.20 Special Purpose Acquisition Company		—		1,499		—		1,499
COSES GT		—		2,930		—		2,930
CWhy Inc.		—		2,000		—		2,000
Bomapp Inc.		—		1,999		—		1,999
Channel Corporation		—		2,000		—		2,000
MitoImmune Therapeutics		—		5,000		—		5,000
Fabric Time Co., Ltd.		—		1,845		—		1,845
BNF Corporation Ltd.*		—		3,659		—		3,659
Key management		2,404		2,006		(872)		3,538

	2020
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	43	￦	36	￦	(43)	￦	36
Incheon Bridge Co., Ltd.		185,564		901		(14,707)		171,758
Carlife Co., Ltd.		—		22		(22)		—
KB Star Office Private Real Estate Investment Trust No.1		10,000		—		—		10,000
KB Cape No.1 Private Equity Fund		2,000		—		—		2,000
RAND Bio Science Co., Ltd.		1		1		(1)		1
SY Auto Capital Co., Ltd.		41,990		11,310		(13,240)		40,060
Food Factory Co., Ltd.		2,582		1,314		(24)		3,872
Acts Co., Ltd.		—		74		(74)		—
Paycoms Co., Ltd.		1,157		69		—		1,226
Big Dipper Co., Ltd.		11		4		(11)		4
APRO Co., Ltd.*		2,019		2,000		(4,019)		—
RMGP Bio-Pharma Investment Fund, L.P.		3,419		831		—		4,250
RMGP Bio-Pharma Investment, L.P.		8		1		—		9
Hasys.		6,000		—		—		6,000
Rainist Co., Ltd.		7,504		1,637		—		9,141
UPRISE, Inc.		250		500		—		750
Stratio, Inc.		1,000		—		—		1,000
Honest Fund, Inc.		3,999		—		—		3,999
CellinCells Co., Ltd.		2,004		24		(4)		2,024
KB No.17 Special Purpose Acquisition Company		2,683		4		—		2,687
KB No.18 Special Purpose Acquisition Company		3,786		87		—		3,873
KB No.19 Special Purpose Acquisition Company		2,043		12		—		2,055
KB No.20 Special Purpose Acquisition Company		1,499		1,568		—		3,067
COSES GT		2,930		2,500		—		5,430
CWhy Inc.		2,000		—		(2,000)		—
Bomapp Inc.		1,999		—		—		1,999
Channel Corporation		2,000		2,551		—		4,551
MitoImmune Therapeutics		5,000		—		—		5,000
Bioprotect Ltd.		—		3,264		—		3,264
GOMI CORPORATION		—		509		—		509
Copin Communications, Inc.		—		1,500		—		1,500
Go2joy Co., Ltd.		—		1,200		—		1,200
ClavisTherapeutics, Inc.		—		2,000		—		2,000
S&E BIO		—		2,000		—		2,000
Bluepointpartners Inc.		—		1,432		—		1,432
4N Inc.		—		200		—		200
Xenohelix Co., Ltd.		—		2,100		—		2,100
Contents First		—		6,146		—		6,146
KB-MDI Centauri Fund LP		—		4,280		—		4,280
Fabric Time Co., Ltd.		1,845		1,559		—		3,404
OKXE Inc.		—		800		—		800
GENINUS Inc.		—		5,599		—		5,599
BNF Corporation Ltd.*		3,659		1,000		(4,659)		—
Key management		3,538		5,141		(3,526)		5,153

*	Excluded from the Group’s related party as of December 31, 2020.

43.4 Significant borrowing transactions with related parties for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Borrowing		Repayment		Others[1]		Ending
		(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	15,674	￦	—	￦	(3,000)	￦	5,292	￦	17,966
Incheon Bridge Co., Ltd.		43,666		25,260		(5,260)		(18,219)		45,447
Doosung Metal Co., Ltd.		3		—		—		(3)		—
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		1,229		—		—		(476)		753
Carlife Co., Ltd.		2		—		—		(2)		—
Computerlife Co., Ltd.		1		—		—		—		1
SKYDIGITAL INC.		16		—		—		9		25
Jo Yang Industrial Co., Ltd.		—		—		—		2		2
Aju Good Technology Venture Fund		6,439		—		—		(983)		5,456
KB-KDBC Pre-IPO New Technology Business Investment Fund		7,088		15,000		(10,000)		(5,034)		7,054
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		18,813		—		—		(5,695)		13,118
KB Star Office Private Real Estate Investment Trust No.1		7,946		5,018		(5,072)		401		8,293
SY Auto Capital Co., Ltd.		5		—		—		3		8
KB No.9 Special Purpose Acquisition Company[2]		2,275		—		(2,266)		(9)		—
KB No.10 Special Purpose Acquisition Company[2]		1,666		—		(1,618)		(48)		—
KB No.11 Special Purpose Acquisition Company[2]		658		—		(530)		(128)		—
KB No.17 Special Purpose Acquisition Company		—		1,500		—		242		1,742
KB No.18 Special Purpose Acquisition Company		—		2,200		(100)		40		2,140
KB No.19 Special Purpose Acquisition Company		—		1,000		—		93		1,093
KB No.20 Special Purpose Acquisition Company		—		1,500		—		484		1,984
RAND Bio Science Co., Ltd.		232		1,900		—		2,320		4,452
Wise Asset Management Co., Ltd.		696		—		(682)		7		21
Built On Co., Ltd.[2]		7		—		—		(7)		—
Food Factory Co., Ltd.		68		—		—		1,005		1,073
Acts Co., Ltd.		29		—		—		(28)		1
Paycoms Co., Ltd.		1		—		—		—		1
Big Dipper Co., Ltd.		182		—		—		(176)		6
APRO Co., Ltd.[2]		2,201		—		—		1,000		3,201
Rainist Co., Ltd.		1		—		—		(1)		—
Spark Biopharma Inc.[2]		2,630		17,000		(9,000)		(10,630)		—
Stratio, Inc.		516		—		—		210		726
NEXELON Inc.[2]		—		—		(200)		200		—
CellinCells Co., Ltd.		—		—		—		1,545		1,545
KB IGen Private Equity Fund No.1[2]		148		—		—		(1)		147
KB Pre IPO Secondary Venture Fund No.1		1,115		—		—		1,840		2,955
Fabric Time Co., Ltd.		—		—		—		395		395
BNF Corporation Ltd.[2]		—		—		—		947		947
Key management		13,818		13,520		(14,611)		2,611		15,338

	2020
	Beginning		Borrowing		Repayment		Others[1]		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	17,966	￦	1,000	￦	—	￦	1,016	￦	19,982
Incheon Bridge Co., Ltd.		45,447		20,000		(21,260)		(4,667)		39,520
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		753		—		—		(117)		636
Computerlife Co., Ltd.		1		—		—		(1)		—
SKYDIGITAL INC.		25		—		—		(10)		15
Jo Yang Industrial Co., Ltd.		2		—		—		—		2
Aju Good Technology Venture Fund		5,456		1,442		—		(3,805)		3,093
KB-KDBC Pre-IPO New Technology Business Investment Fund		7,054		1,500		(6,500)		(1,131)		923
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		13,118		—		—		(5,021)		8,097
NEOMIO CORP.		—		—		—		535		535
WJ Private Equity Fund No.1		—		—		—		349		349
KB Star Office Private Real Estate Investment Trust No.1		8,293		2,117		(5,630)		(525)		4,255
SY Auto Capital Co., Ltd.		8		—		—		(2)		6
KB No.17 Special Purpose Acquisition Company		1,742		1,525		(1,500)		(56)		1,711
KB No.18 Special Purpose Acquisition Company		2,140		2,063		(2,100)		(2)		2,101
KB No.19 Special Purpose Acquisition Company		1,093		1,000		(1,000)		(40)		1,053
KB No.20 Special Purpose Acquisition Company		1,984		1,522		(1,500)		(290)		1,716
RAND Bio Science Co., Ltd.		4,452		2,250		(3,750)		(2,259)		693
Wise Asset Management Co., Ltd.		21		—		—		(21)		—
Food Factory Co., Ltd.		1,073		1,503		(1,003)		(18)		1,555
Acts Co., Ltd.		1		—		—		17		18
Paycoms Co., Ltd.		1		—		—		—		1
Big Dipper Co., Ltd.		6		—		—		(5)		1
APRO Co., Ltd.[2]		3,201		—		—		(3,201)		—
Hasys.		—		—		—		1		1
Stratio, Inc.		726		—		—		(713)		13
UPRISE, Inc.		—		—		—		11		11
CellinCells Co., Ltd.		1,545		—		—		(1,285)		260
COSES GT		—		—		—		292		292
Fabric Time Co., Ltd.		395		7,002		(3,801)		351		3,947
BNF Corporation Ltd.[2]		947		—		—		(947)		—
GOMI CORPORATION		—		—		—		37		37
S&E BIO		—		—		—		1,142		1,142
KB IGen Private Equity Fund No.1[2]		147		—		—		(147)		—
KB Pre IPO Secondary Venture Fund No.1		2,955		—		—		(2,326)		629
4N Inc.		—		—		—		76		76
Contents First		—		4,000		(3,000)		823		1,823
December & Company Inc.		—		—		—		1		1
GENINUS Inc.		—		—		—		13,630		13,630
Key management		15,338		21,319		(20,410)		920		17,167

[1]	Transactions between related parties, such as settlements arising from operating activities and deposits, are expressed in net amount.
[2]	Excluded from the Group’s related party as of December 31, 2020.

43.5 Significant investment and withdrawal transactions with related parties for the years ended December 31, 2019 and 2020, are as follows:

	2019				2020
	Equity investments		Withdrawal and others		Equity investments		Withdrawal and others
	(In millions of Korean won)
Balhae Infrastructure Company	￦	592	￦	6,855	￦	894	￦	6,973
KB GwS Private Securities Investment Trust		—		7,276		—		9,523
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2		—		—		—		3,230
POSCO-KB Shipbuilding Fund		2,500		—		5,000		2,125
KB Pre IPO Secondary Venture Fund No.1		—		—		—		585
KB-KDBC Pre-IPO New Technology Business Investment Fund		5,000		—		—		6,400
KB-SJ Tourism Venture Fund		1,500		—		1,500		—
Korea Credit Bureau Co., Ltd.		—		135		—		90
KB-UTC Inno-Tech Venture Fund		450		—		16,965		—
KB-Solidus Global Healthcare Fund		10,400		13,520		10,920		4,940
KB-Stonebridge Secondary Private Equity Fund		7,070		1,855		9,093		—
WJ Private Equity Fund No.1		—		—		10,000		—
All Together Korea Fund No.2		—		—		100,000		90,127
KB Star Office Private Real Estate Investment Trust No.1		—		1,275		—		1,273
KB SPROTT Renewable Private Equity Fund No.1		1,667		—		4,129		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		—		—		5,700		—
JR GLOBAL REIT		—		—		219,493		3,639
IGIS No.371 Professional Investors’ Real Estate Investment Company*		—		—		10,000		10,000
Koreit Tower Real Estate Investment Trust Company*		—		—		30,000		30,000
Project Vanilla Co., Ltd.		—		—		2,450		—
December & Company Inc.		—		—		30,000		—
KB Social Impact Investment Fund		1,500		—		1,500		—
2020 KB Fintech Renaissance Fund		—		—		550		—
KB Material and Parts No.1 PEF		—		—		3,400		—
KB Private Equity Fund No.3		—		—		—		8,000
KoFC KBIC Frontier Champ 2010-5 (PEF)*		—		138		—		—
KB-TS Technology Venture Private Equity Fund		7,840		2,240		2,240		5,488
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		14,000		—		8,000		3,200
KB Cape No.1 Private Equity Fund		2,000		—		—		—
Aju Good Technology Venture Fund		1,960		—		—		2,885
KB No.9 Special Purpose Acquisition Company*		—		16		—		—
KB No.17 Special Purpose Acquisition Company		1		—		—		—
KB No.18 Special Purpose Acquisition Company		1		—		—		—
KB No.19 Special Purpose Acquisition Company		1		—		—		—
KB No.20 Special Purpose Acquisition Company		1		—		—		—
KBSP Private Equity Fund No.4		6,100		—		—		—

*	Excluded from the Group’s related party as of December 31, 2020.

43.6 Unused commitments provided to related parties as of December 31, 2019 and 2020, are as follows:

		December 31, 2019		December 31, 2020
		(In millions of Korean won or in a US Dollar)
Associates and joint ventures
Balhae Infrastructure Company	Purchase of securities	￦	7,327	￦	6,433
Korea Credit Bureau Co., Ltd.	Unused lines of credit for credit card		557		564
KB GwS Private Securities Investment Trust	Purchase of securities		876		—
Aju Good Technology Venture Fund	Purchase of securities		1,154		—
Incheon Bridge Co., Ltd.	Loan commitments in Korean won		20,000		20,000
	Unused lines of credit for credit card		93		98
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2	Purchase of securities		12,550		—
	Commitments on loss absorption priority		10,000		14,980
SY Auto Capital Co., Ltd.	Loan commitments in Korean won		8,100		—
	Unused lines of credit for credit card		60		90
Food Factory Co., Ltd.	Loan commitments in Korean won		—		388
	Unused lines of credit for credit card		25		73
KB No.17 Special Purpose Acquisition Company	Unused lines of credit for credit card		—		441
KB No.18 Special Purpose Acquisition Company	Unused lines of credit for credit card		15		15
KB No.19 Special Purpose Acquisition Company	Unused lines of credit for credit card		1		—
CellinCells Co., Ltd.	Unused lines of credit for credit card		20		—
RAND Bio Science Co., Ltd.	Unused lines of credit for credit card		24		24
Big Dipper Co., Ltd.	Unused lines of credit for credit card		89		96
Fabric Time Co., Ltd.	Unused lines of credit for credit card		—		7
KB Pre IPO Secondary Venture Fund No.1	Commitments on loss absorption priority		1,671		1,671
POSCO-KB Shipbuilding Fund	Purchase of securities		5,000		—
KB-TS Technology Venture Private Equity Fund	Purchase of securities		5,936		3,696
KB-SJ Tourism Venture Fund	Purchase of securities		2,000		500
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Purchase of securities		18,000		10,000
KB SPROTT Renewable Private Equity Fund No.1	Purchase of securities		22,833		18,704
KB-Stonebridge Secondary Private Equity Fund	Purchase of securities		27,930		18,837
KB Social Impact Investment Fund	Purchase of securities		3,000		1,500
BNF Corporation Ltd.*	Loan commitments in Korean won		360		—
APRO Co., Ltd.*	Unused lines of credit for credit card		96		—
KB-UTC Inno-Tech Venture Fund	Purchase of securities		22,050		5,085
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Purchase of securities		—		24,300
All Together Korea Fund No.2	Purchase of securities		—		990,000
FineKB Private Equity Fund No.1	Purchase of securities		—		25,000
KB-Solidus Global Healthcare Fund	Purchase of securities		24,700		2,120
RMGP Bio-Pharma Investment Fund, L.P.	Purchase of securities	USD	8,911,002	USD	7,796,423
RMGP Bio-Pharma Investment, L.P.	Purchase of securities	USD	13,150	USD	17,132
KB-MDI Centauri Fund LP	Purchase of securities		—	USD	13,537,500
Key management	Loan commitments in Korean won		1,695		1,760

*	Excluded from the Group’s related party as of December 31, 2020.

43.7 Details of compensation to key management for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	7,757	￦	418	￦	4,213	￦	12,388
Registered directors (non-executive)		960		—		—		960
Non-registered directors		7,135		273		3,314		10,722

	￦	15,852	￦	691	￦	7,527	￦	24,070

	2019
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,540	￦	425	￦	7,434	￦	16,399
Registered directors (non-executive)		1,030		—		—		1,030
Non-registered directors		9,157		360		7,510		17,027

	￦18,727		￦785		￦14,944		￦34,456

	2020
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,111	￦	672	￦	6,369	￦	15,152
Registered directors (non-executive)		1,133		—		—		1,133
Non-registered directors		10,782		396		6,934		18,112

	￦	20,026	￦	1,068	￦	13,303	￦	34,397

43.8 Details of collateral provided from related parties as of December 31, 2019 and 2020, are as follows:

	Assets pledged as collateral	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Associates
KB Star Office Private Real Estate Investment Trust No.1	Real estate	￦	13,000	￦	13,000
Key management	Time deposits and others		192		213
	Real estate		2,922		4,356

As of December 31, 2020, Incheon Bridge Co., Ltd., a related party, provides fund management account, civil engineering works insurance, and management and operations rights as senior collateral amounting to ￦ 611,000 million to the project financing group that consists of the Group and 5 other institutions, and as subordinated collateral amounting to ￦ 384,800 million to subordinated debt holders that consist of the Group and 2 other institutions. Also, it provides certificate of credit guarantee amounting to ￦ 400,000 million as collateral to the project financing group that consists of the Group and 5 other institutions.